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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2007

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                           Tinicum Lantern II, L.L.C.
                                800 Third Avenue
                                   40th Floor
                            New York, New York 10022

                              Form 13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                               Eric M. Ruttenberg
                                 Managing Member
                                 (212) 446-9300







                             /s/ Eric M. Ruttenberg
                             ----------------------
                               New York, New York
                                February 13, 2008



                                  Report Type:
                               13F Holdings Report

                              Form 13F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        0

                    Form 13 F Information Table Entry Total:

                                       16

                    Form 13 F Information Table Value Total:

                              $100,515 (thousands)

                        List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                             FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/    SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT    PRN CALL DSCRETN MANAGERS SOLE       SHARED    NONE
----------------------------  ---------------- --------- -------- ---------- --- ---- ------- -------- ---------- --------- --------
ACCURIDE CORP                 COM              004398103 23,672   3,011,700  SH       SOLE             3,011,700
AMERICAN AXLE & MFG HLDGS IN  COM              024061103  1,490      80,000  SH       SOLE                80,000
BREEZE EASTERN CORP           COM              106764103 27,305   2,471,067  SH       SOLE             2,471,067
CERADYNE INC                  COM              156710105    587      12,500  SH       SOLE                12,500
CYMER INC                     COM              232572107 18,519     475,700  SH       SOLE               475,700
FISHER COMMUNICATIONS INC     COM              337756209  2,247      59,200  SH       SOLE                59,200
LADISH INC                    COM NEW          505754200  1,296      30,000  SH       SOLE                30,000
LAWSON PRODS INC              COM              520776105    758      20,000  SH       SOLE                20,000
LENOX GROUP INC               COM              526262100    607     230,000  SH       SOLE               230,000
LITTELFUSE INC                COM              537008104  7,416     225,000  SH       SOLE               225,000
NEXSTAR BROADCASTING GROUP I  CL A             65336K103  2,188     239,421  SH       SOLE               239,421
NUTRI SYS INC NEW             COM              67069D108  7,430     275,388  SH       SOLE               275,388
TENNECO INC                   COM              880349105  1,270      48,700  SH       SOLE                48,700
TRIMAS CORP                   COM NEW          896215209  3,966     374,500  SH       SOLE               374,500
X-RITE INC                    COM              983857103    378      32,500  SH       SOLE                32,500
YOUBET COM INC                COM              987413101  1,386   1,237,500  SH       SOLE             1,237,500
